Impairment Tests - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of assets	$ 0	$ 0	$ 0
New Jersey [member] | Discontinue Lease Facility [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of assets			$ 800,000